Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
The following table shows the past five fiscal years’ total compensation for our named executive officers as set forth in the Summary Compensation Table, the total compensation actually paid (CAP) to our named executive officers as determined under Item 402(v) of Regulation
S-K,
our total shareholder return, our peer group’s total shareholder return over the same period, our net income, and our operating profit as it is defined for our Executive Bonus Plan.
Fiscal Year 2025 Pay versus Performance Table

Year	Summary Compensation Table total for CEO (1) ($)	Compensation actually paid to CEO (3) ($)	Average Summary Compensation Table total for other NEOs (2) ($)	Average compensation actually paid to other NEOs (3) ($)	Total shareholder return (4) ($)	Peer group total shareholder return (4) ($)	Net income (in thousands) ($)	Operating Profit (5) (in thousands) ($)
2025	3,694,678	3,136,521	1,594,444	1,853,558	191.93	109.07	418,747	571,000
2024	3,088,406	2,538,195	1,490,441	1,326,598	145.09	108.35	462,413	599,000
2023	3,195,097	3,276,771	1,379,383	1,653,526	147.25	110.28	388,864	493,000
2022	2,090,768	2,185,637	1,157,780	1,210,032	82.21	95.97	279,538	363,000
2021	2,469,929	2,017,197	1,280,518	1,089,491	88.09	127.74	190,908	266,000

(1)	The amounts in this column reflect the Summary Compensation Table totals for Mr. Gottwald for fiscal years 2025, 2024, 2023, 2022 and 2021.
(2)
The amounts in this column reflect the average Summary Compensation Table totals for our non-CEO
NEOs. For 2025 this includes Messrs. Fitzgerald, Paliotti, Hazelgrove and Jewett. For 2024 and 2023 this includes Messrs. Paliotti, Hazelgrove, Jewett and William J. Skrobacz. For 2022 and 2021 this includes Mrs. Regina A. Harm and Messrs. Paliotti, Hazelgrove and Jewett.

(3)
Securities and Exchange Commission rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)
2025	CEO	3,694,678	1,207,391	90,679	368,188	926,743	3,136,521
	Other NEOs	1,594,444	185,664	49,803	317,980	712,955	1,853,558

(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table.
(b)	Securities and Exchange Commission rules require certain adjustments to pension compensation to determine CAP. The following table identifies these adjustments:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2025	CEO	90,679	0	90,679
	Other NEOs	49,803	0	49,803

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table.

(d)	Securities and Exchange Commission rules require certain adjustments to the equity awards totals to determine CAP. The following table identifies these adjustments:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2025	CEO	391,738	475,618	0	21,210	0	38,177	926,743
	Other NEOs	391,738	287,548	0	8,876	0	24,793	712,955

(4)
Total shareholder return (TSR) is determined based on the value of an initial fixed investment of $100. The peer group TSR represents cumulative, weighted TSR of the S&P 1500 Specialty Chemicals Index.

(5)
The 2025 operating profit of approximately $571 million is based on our 2025 operating profit (calculated in accordance with US GAAP) of $544 million, excluding a charge of $10.8 million for the bonus expense and $16.5 million for one-time
items. The 2024 operating profit of approximately $599 million is based on our 2024 operating profit (calculated in accordance with US GAAP) of $590 million, excluding a charge of $9 million for the bonus expense. The 2023 operating profit of approximately $493 million is based on our 2023 operating profit (calculated in accordance with US GAAP) of $483 million, excluding a charge of $10 million for the bonus expense. The 2022 operating profit of approximately $363 million is based on our 2022 operating profit (calculated in accordance with US GAAP) of $355 million, excluding a charge of $8 million for the bonus expense. The 2021 operating profit of approximately $266 million is based on our 2021 operating profit (calculated in accordance with US GAAP) of $258 million, excluding a charge of $8 million for the bonus expense.

Company Selected Measure Name	operating profit
Named Executive Officers, Footnote	The amounts in this column reflect the average Summary Compensation Table totals for our non-CEO
	NEOs. For 2025 this includes Messrs. Fitzgerald, Paliotti, Hazelgrove and Jewett. For 2024 and 2023 this includes Messrs. Paliotti, Hazelgrove, Jewett and William J. Skrobacz. For 2022 and 2021 this includes Mrs. Regina A. Harm and Messrs. Paliotti, Hazelgrove and Jewett.
Peer Group Issuers, Footnote	The peer group TSR represents cumulative, weighted TSR of the S&P 1500 Specialty Chemicals Index.
PEO Total Compensation Amount	$ 3,694,678	$ 3,088,406	$ 3,195,097	$ 2,090,768	$ 2,469,929
PEO Actually Paid Compensation Amount	$ 3,136,521	2,538,195	3,276,771	2,185,637	2,017,197
Adjustment To PEO Compensation, Footnote
(3)
Securities and Exchange Commission rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)
2025	CEO	3,694,678	1,207,391	90,679	368,188	926,743	3,136,521
	Other NEOs	1,594,444	185,664	49,803	317,980	712,955	1,853,558

(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table.
(b)	Securities and Exchange Commission rules require certain adjustments to pension compensation to determine CAP. The following table identifies these adjustments:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2025	CEO	90,679	0	90,679
	Other NEOs	49,803	0	49,803

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table.

(d)	Securities and Exchange Commission rules require certain adjustments to the equity awards totals to determine CAP. The following table identifies these adjustments:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2025	CEO	391,738	475,618	0	21,210	0	38,177	926,743
	Other NEOs	391,738	287,548	0	8,876	0	24,793	712,955

Non-PEO NEO Average Total Compensation Amount	$ 1,594,444	1,490,441	1,379,383	1,157,780	1,280,518
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,853,558	1,326,598	1,653,526	1,210,032	1,089,491
Adjustment to Non-PEO NEO Compensation Footnote
(3)
Securities and Exchange Commission rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance table. The following table details these adjustments:

Year	Executives	Summary Compensation Table Total ($)	Deduct Reported Change in Actuarial Present Value of Pension Benefits (a) ($)	Add Pension Benefit Adjustments (b) ($)	Deduct Reported Value of Equity Awards (c) ($)	Add Equity Award Adjustments (d) ($)	Compensation Actually Paid ($)
2025	CEO	3,694,678	1,207,391	90,679	368,188	926,743	3,136,521
	Other NEOs	1,594,444	185,664	49,803	317,980	712,955	1,853,558

(a)	The amounts in this column represent the amounts reported in the “Change in Pension Value and Non-Qualified Deferred Compensation Earnings” column of the Summary Compensation Table.
(b)	Securities and Exchange Commission rules require certain adjustments to pension compensation to determine CAP. The following table identifies these adjustments:

Year	Executives	Service Cost ($)	Prior Service Cost ($)	Total Pension Value Adjustment ($)
2025	CEO	90,679	0	90,679
	Other NEOs	49,803	0	49,803

(c)	The amounts in this column represent the grant date fair value of equity awards as reported in the “Stock Awards” column of the Summary Compensation Table.

(d)	Securities and Exchange Commission rules require certain adjustments to the equity awards totals to determine CAP. The following table identifies these adjustments:

Year	Executive	Year end fair value of equity awards granted during the year ($)	Year over year change in fair value of outstanding and unvested equity awards ($)	Fair value as of vesting date of equity awards granted and vested in the year ($)	Year over year change in fair value of equity awards granted in prior years that vested in the year ($)	Fair value at the end of the prior year of equity awards that failed to meet vesting conditions in the year ($)	Value of dividends or other earnings paid on stock or option awards not otherwise reflected in fair value or total compensation ($)	Total equity award adjustments ($)
2025	CEO	391,738	475,618	0	21,210	0	38,177	926,743
	Other NEOs	391,738	287,548	0	8,876	0	24,793	712,955

Compensation Actually Paid vs. Total Shareholder Return	CAP versus TSR
Compensation Actually Paid vs. Net Income	CAP versus Net Income
Compensation Actually Paid vs. Company Selected Measure	CAP versus Operating Profit
Total Shareholder Return Vs Peer Group	CAP versus TSR
Tabular List, Table
Company Financial Performance Measures
The items listed below represent the most important metrics we used to determine CAP for fiscal year 2025 as further described in our Compensation Discussion and Analysis on page 16.

Most Important Performance Measures

Operating Profit

Net Income

EPS

Total Shareholder Return Amount	$ 191.93	145.09	147.25	82.21	88.09
Peer Group Total Shareholder Return Amount	109.07	108.35	110.28	95.97	127.74
Net Income (Loss)	$ 418,747,000	$ 462,413,000	$ 388,864,000	$ 279,538,000	$ 190,908,000
Company Selected Measure Amount	571,000,000	599,000,000	493,000,000	363,000,000	266,000,000
PEO Name	Mr. Gottwald
Operating Profit	$ 571,000,000	$ 599,000,000	$ 493,000,000	$ 363,000,000	$ 266,000,000
Bonus Expense	$ 10,800,000	9,000,000	10,000,000	8,000,000	8,000,000
Measure:: 1
Pay vs Performance Disclosure
Name	Operating Profit
Non-GAAP Measure Description
(5)
The 2025 operating profit of approximately $571 million is based on our 2025 operating profit (calculated in accordance with US GAAP) of $544 million, excluding a charge of $10.8 million for the bonus expense and $16.5 million for one-time
items. The 2024 operating profit of approximately $599 million is based on our 2024 operating profit (calculated in accordance with US GAAP) of $590 million, excluding a charge of $9 million for the bonus expense. The 2023 operating profit of approximately $493 million is based on our 2023 operating profit (calculated in accordance with US GAAP) of $483 million, excluding a charge of $10 million for the bonus expense. The 2022 operating profit of approximately $363 million is based on our 2022 operating profit (calculated in accordance with US GAAP) of $355 million, excluding a charge of $8 million for the bonus expense. The 2021 operating profit of approximately $266 million is based on our 2021 operating profit (calculated in accordance with US GAAP) of $258 million, excluding a charge of $8 million for the bonus expense.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Measure:: 3
Pay vs Performance Disclosure
Name	EPS
GAAP [Member]
Pay vs Performance Disclosure
Operating Profit	$ 544,000,000	$ 590,000,000	$ 483,000,000	$ 355,000,000	$ 258,000,000
Onetime [Member]
Pay vs Performance Disclosure
Bonus Expense	16,500,000
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,207,391)
PEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Pension	90,679
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Pension	0
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	926,743
Equity Awards	926,743
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	391,738
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	475,618
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	21,210
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Equity Awards	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Equity Awards	38,177
PEO | Pension Benefit Adjustments[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	90,679
PEO | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(368,188)
PEO | Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Pension	90,679
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(185,664)
Non-PEO NEO | Pension Adjustments Service Cost
Pay vs Performance Disclosure
Pension	49,803
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Pension	0
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	712,955
Equity Awards	712,955
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	391,738
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Equity Awards	287,548
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Equity Awards	8,876
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Equity Awards	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Equity Awards	24,793
Non-PEO NEO | Pension Benefit Adjustments[Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	49,803
Non-PEO NEO | Value Of Equity Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(317,980)
Non-PEO NEO | Net Adjustments For Pension [Member]
Pay vs Performance Disclosure
Pension	$ 49,803